Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.4%
Access to Loans for Learning Student Loan Corp.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.81% (A), 07/25/2036	$ 2,672,049	$ 2,660,313
Edsouth Indenture No. 3 LLC
Series 2012-2, Class A,
1-Month LIBOR + 0.73%, 0.84% (A), 04/25/2039 (B)	1,328,074	1,323,387
Navient Student Loan Trust
Series 2017-1A, Class A2,
1-Month LIBOR + 0.75%, 0.86% (A), 07/26/2066 (B)	772,469	772,954
SBA Small Business Investment Cos.
Series 2012-10B, Class 1,
2.25%, 09/10/2022	436,205	443,496
SLM Student Loan Trust
Series 2006-2, Class A6,
3-Month LIBOR + 0.17%, 0.39% (A), 01/25/2041	3,863,209	3,770,828
Verizon Owner Trust
Series 2018-1A, Class A1A,
2.82%, 09/20/2022 (B)	80,144	80,326

Total Asset-Backed Securities (Cost $8,942,706)		9,051,304

CORPORATE DEBT SECURITIES - 7.1%
Banks - 0.5%
Bank of America Corp.
Fixed until 02/13/2030, 2.50% (A), 02/13/2031, MTN	1,500,000	1,485,144
Barclays Bank PLC
10.18%, 06/12/2021 (B)	304,000	309,220

		1,794,364

Capital Markets - 1.0%
Goldman Sachs Group, Inc.
4.00%, 03/03/2024	1,645,000	1,792,432
Morgan Stanley
Fixed until 01/22/2030, 2.70% (A), 01/22/2031, MTN	1,500,000	1,525,231
3.75%, 02/25/2023, MTN	316,000	335,012

		3,652,675

Consumer Finance - 0.2%
Discover Financial Services
3.85%, 11/21/2022	485,000	509,595
Ford Motor Credit Co. LLC
4.25%, 09/20/2022	298,000	307,339

		816,934

Diversified Financial Services - 3.0%
Aviation Capital Group LLC
2.88%, 01/20/2022 (B)	208,000	211,011

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Financial Services (continued)
Portmarnock Leasing LLC
1.74%, 10/22/2024	$ 1,003,849	$ 1,024,815
Private Export Funding Corp.
3.27%, 11/08/2021 (B)	10,000,000	10,187,666

		11,423,492

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.
4.02%, 12/03/2029	1,000,000	1,117,226

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	263,000	265,982

Health Care Equipment & Supplies - 0.1%
Abbott Laboratories
3.40%, 11/30/2023	184,000	197,063

Health Care Providers & Services - 0.7%
CVS Health Corp.
3.75%, 04/01/2030	1,000,000	1,085,560
Humana, Inc.
4.88%, 04/01/2030	1,500,000	1,761,630

		2,847,190

Media - 0.3%
Comcast Corp.
3.40%, 04/01/2030	1,000,000	1,081,933

Multi-Utilities - 0.3%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	1,000,000	1,068,815

Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp.
2.85%, 04/01/2030	1,000,000	1,049,476

Specialty Retail - 0.3%
Lowe’s Cos., Inc.
4.50%, 04/15/2030	1,000,000	1,152,737

Total Corporate Debt Securities (Cost $25,243,114)		26,467,887

MORTGAGE-BACKED SECURITIES - 7.5%
COMM Mortgage Trust
Series 2012-CR4, Class A3,
2.85%, 10/15/2045	2,544,460	2,609,200
Series 2013-CR9, Class A4,
4.22% (A), 07/10/2045	3,000,000	3,205,808
Series 2013-WWP, Class A2,
3.42%, 03/10/2031 (B)	5,000,000	5,251,346
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (A), 09/10/2035 (B)	5,000,000	5,418,275
GS Mortgage Securities Trust
Series 2014-GC18, Class A4,
4.07%, 01/10/2047	3,000,000	3,233,817

Transamerica Series Trust	Page 1

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5,
3.66%, 07/15/2045	$ 4,535,000	$ 4,787,859
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class A4,
4.15% (A), 08/15/2046	3,500,000	3,713,328

Total Mortgage-Backed Securities (Cost $27,068,520)		28,219,633

MUNICIPAL GOVERNMENT OBLIGATIONS - 1.0%
Texas - 0.7%
North Texas Higher Education Authority, Inc., Revenue Bonds,
Series 1,
1-Month LIBOR + 1.00%, 1.12% (A), 12/01/2034	2,545,229	2,555,917

Vermont - 0.3%
Vermont Student Assistance Corp., Certificate of Obligation,
1-Month LIBOR + 0.70%, 0.82% (A), 07/28/2034	1,204,866	1,199,184

Total Municipal Government Obligations (Cost $3,743,681)		3,755,101

U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.3%
Federal Home Loan Banks
2.38%, 03/14/2025	25,000,000	26,656,909
3.25%, 11/16/2028	6,000,000	6,749,227
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.01%, 07/25/2025	5,000,000	5,409,445
3.19% (A), 09/25/2027	4,070,000	4,482,094
3.25% (A), 04/25/2023	7,294,000	7,668,334
Federal National Mortgage Association
0.88%, 08/05/2030	8,300,000	7,668,229
2.38%, 01/19/2023	18,500,000	19,236,108
2.63%, 09/06/2024 (C)	4,000,000	4,298,444
2.88%, 09/12/2023	2,000,000	2,128,046
Government National Mortgage Association
3.98% (A), 09/20/2061	192,136	201,172
4.26% (A), 06/20/2062	231,730	251,984
4.63% (A), 07/20/2061 - 10/20/2061	12,296	12,690
4.70% (A), 10/20/2061 - 12/20/2061	15,225	16,540
Tennessee Valley Authority
2.88%, 02/01/2027 (C)	6,000,000	6,564,966
3.50%, 12/15/2042	5,000,000	5,596,973
4.88%, 01/15/2048	5,000,000	6,851,273
Uniform Mortgage-Backed Security
2.50%, TBA (D)	97,000,000	99,468,574
United States International Development Finance Corp.
5.14%, 12/15/2023	3,749	4,019

Total U.S. Government Agency Obligations (Cost $200,014,483)		203,265,027

U.S. GOVERNMENT OBLIGATIONS - 44.9%
U.S. Treasury - 44.9%
U.S. Treasury Bond
1.13%, 05/15/2040	6,000,000	4,881,563

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
1.88%, 02/15/2051 (C)	$ 21,980,000	$ 19,424,825
2.00%, 02/15/2050	6,600,000	6,017,344
2.50%, 02/15/2045	1,000,000	1,018,398
2.88%, 05/15/2049	900,000	985,359
3.00%, 05/15/2042 - 02/15/2048 (C)	4,369,000	4,874,755
3.00%, 11/15/2045	3,150,000	3,507,697
3.38%, 11/15/2048	500,000	598,730
3.50%, 02/15/2039	1,414,500	1,692,593
3.63%, 08/15/2043	1,814,000	2,221,158
4.50%, 02/15/2036 (C)	3,340,000	4,412,975
U.S. Treasury Note
0.13%, 01/31/2023	5,000,000	4,997,070
0.25%, 11/15/2023 (C)	55,000,000	54,965,625
0.38%, 11/30/2025	5,000,000	4,888,477
0.38%, 12/31/2025 (C)	33,000,000	32,212,383
0.63%, 12/31/2027	7,000,000	6,660,117
0.88%, 11/15/2030 (C)	12,000,000	11,086,875
1.13%, 07/31/2021	3,947,000	3,960,876

Total U.S. Government Obligations (Cost $172,441,326)		168,406,820

	Shares	Value
OTHER INVESTMENT COMPANY - 6.4%
Securities Lending Collateral - 6.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (E)	23,928,234	23,928,234

Total Other Investment Company (Cost $23,928,234)		23,928,234

	Principal	Value

REPURCHASE AGREEMENT - 9.1%
Fixed Income Clearing Corp., 0.00% (E), dated 03/31/2021, to be repurchased at $33,923,783 on 04/01/2021. Collateralized by a U.S. Government Obligation, 2.50%, due 03/31/2023, and with a value of $34,602,327.	$ 33,923,783	33,923,783

Total Repurchase Agreement (Cost $33,923,783)		33,923,783

Total Investments (Cost $495,305,847)		497,017,789
Net Other Assets (Liabilities) - (32.7)%		(122,372,775)

Net Assets - 100.0%		$ 374,645,014

Transamerica Series Trust	Page 2

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	90	06/21/2021	$12,064,461	$11,784,375	$—	$(280,086)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(103)	06/21/2021	$(15,278,379)	$(14,799,812)	$478,567	$—
30-Year U.S. Treasury Bond	(170)	06/21/2021	(27,098,441)	(26,280,938)	817,503	—

Total					$1,296,070	$—

Total Futures Contracts					$1,296,070	$(280,086)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$9,051,304	$—	$9,051,304
Corporate Debt Securities	—	26,467,887	—	26,467,887
Mortgage-Backed Securities	—	28,219,633	—	28,219,633
Municipal Government Obligations	—	3,755,101	—	3,755,101
U.S. Government Agency Obligations	—	203,265,027	—	203,265,027
U.S. Government Obligations	—	168,406,820	—	168,406,820
Other Investment Company	23,928,234	—	—	23,928,234
Repurchase Agreement	—	33,923,783	—	33,923,783

Total Investments	$23,928,234	$473,089,555	$—	$497,017,789

Other Financial Instruments
Futures Contracts (G)	$1,296,070	$—	$—	$1,296,070

Total Other Financial Instruments	$1,296,070	$—	$—	$1,296,070

LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(280,086)	$—	$—	$(280,086)

Total Other Financial Instruments	$(280,086)	$—	$—	$(280,086)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $23,554,185, representing 6.3% of the Portfolio’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $41,523,947, collateralized by cash collateral of $23,928,234 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $18,435,618. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(E)	Rates disclosed reflect the yields at March 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 3

Transamerica Aegon U.S. Government Securities VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
TBA	To Be Announced

Transamerica Series Trust	Page 4

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Transamerica Series Trust	Page 5

Transamerica Aegon U.S. Government Securities VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 6